EARNINGS (LOSS) PER SHARE	7 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
13.	EARNINGS (LOSS) PER SHARE
Basic earnings (loss) per share attributable to Class A Shareholders is computed by dividing the earnings or loss attributable to Class A Shares by the weighted-average number of shares of Class A Shares outstanding during the period.
Seller Earnout Units are included in the denominator in computing dilutive earnings (loss) per Class A Share only when a Class E Triggering Event has occurred, and therefore the contingency has been met. As of December 31, 2021, the Class E Triggering Events on the
E-2
Seller Earnout Units have been met.
The table below presents the Company’s treatment for basic and diluted earnings (loss) per share for instruments outstanding at the Registrant and the Blue Owl Operating Group. Potentially dilutive instruments are only considered in the calculation to the extent they would be dilutive.

	Basic	Diluted
Class A Shares	Included	Included
Class B Shares	N/A—None outstanding	N/A—None outstanding
Class C Shares and Class D Shares	Excluded Non-economic voting shares of the Registrant	Excluded Non-economic voting shares of the Registrant
Vested RSUs(1)	Included Contingently issuable shares	Included Contingently issuable shares
Unvested RSUs	Excluded	Included Treasury stock method
Warrants	Excluded	Included Treasury stock method(4)

	Basic	Diluted
Potentially Dilutive Instruments of the Blue Owl Operating Group:

Vested Common and Incentive Units	Excluded	Included If-converted method(5)
Unvested Incentive Units	Excluded	Included The Company first applies the treasury stock method to determine the number of units that would have been issued, then applies the if-converted method to the resulting number of units(5)
Oak Street Earnout Units(2)	Excluded	Excluded Performance condition not satisfied as of year end
Earnout Securities(3)	Excluded	Included Market condition satisfied as of year end If-converted method(5)

(1)
Included in the weighted-average Class A Shares outstanding for the period from May 19, 2021 to December 31, 2021, were 9,191,642 RSUs that have vested but have not been settled in Class A Shares. These RSUs do not participate in dividends until settled in Class A Shares.

(2)
As of December 31, 2021, the Oak Street Triggering Events with respect to the Oak Street Earnout Units had not been met, and therefore such units have not been included in the calculation of diluted earnings (loss) per share.

(3)	As of December 31, 2021, the Class E Triggering Events with respect to the Earnout Securities had been met and no Earnout Securities remained outstanding.
(4)	The treasury stock method for warrants carried at fair value includes adjusting the numerator for changes in fair value impacting net income (loss) for the period.
(5)
The
if-converted
method includes adding back to the numerator any related income or loss allocations to noncontrolling interest, as well as any incremental tax expense had the instruments converted into Class A Shares as of the beginning of the period. In the case of Earnout Securities carried at fair value, the numerator is also adjusted for changes in fair value impacting net income (loss) for the period.

For the Period from May 19, 2021 to December 31, 2021	Net Loss Attributable to Class A Shareholders	Weighted- Average Class A Shares Outstanding	Loss Per Class A Share	Weighted- Average Number of Antidilutive Instruments
	(dollars in thousands, except per share amounts)
Basic	$(450,430)	354,949,067	$(1.27)

Effect of dilutive instruments:
Unvested RSUs	—	—		1,702,275
Warrants	—	—		14,159,364
Vested Common and Incentive Units	(1,306,873)	960,237,349		—
Unvested Incentive Units	—	—		6,743,015
Oak Street Earnout Units	—	—		344,594
Earnout Securities	—	—		50,881,018

Diluted	$(1,757,303)	1,315,186,416	$(1.34)

For periods prior to the Business Combination, earnings per share results in values that would not be meaningful to the users of the consolidated and combined financial statements, as the Company’s capital structure completely changed as a result of the Business Combination. Therefore, earnings (loss) per share information has not been presented for periods prior to the Business Combination.